COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 10:	COMMITMENTS AND CONTINGENCIES

a.	Office lease commitments

In January 2014, the Company entered into a lease agreement for new offices in Holon, Israel. The lease expires in 2024, with an option by the Company to extend for two additional periods of 24 months each. On September 1, 2014, the Company moved all of its Israeli personnel to Holon.

Aggregate minimum lease commitments under the aforesaid non-cancelable operating lease for the Holon offices as of June 30, 2014 are as follows:

$

2014 (six months ending December 31)	411
2015	1,975
2016	1,991
2017	2,023
Thereafter	13,982

20,382

b.	Car lease commitments

The Company leases motor vehicles for employees under operating lease agreements. Non-cancelable lease payment commitments under operating leases for motor vehicles, as of June 30, 2014, amounted to $121. Subsequent to the balance sheet date, the Company entered into additional car lease agreements through the end 2017, with future non-cancelable commitments amounting to approximately $200.

c.	Contingent purchase obligation

On November 30, 2012, the Company completed the acquisition of 100% of the shares of Sweet IM Ltd. ("SweetIM"). Pursuant to the terms of the Share Purchase Agreement ("SPA") between the Company and SweetIM, the Company was obligated to pay SweetIM's shareholders, among other payments, a payment of up to $7,500 in cash in May 2014, if certain milestones were met (the "Contingent Payment"). The milestones were based on the Company's revenues in 2013, and the absence of certain changes in the industry in which the Company operates. On May 28, 2014, the Company paid $2,500 on account of the Contingent Payment. Following such payment, on June 22, 2014, SweetIM's shareholders' representative has delivered to the Company a notice in which they claim that the Company owes SweetIM's shareholders the entire Contingent Payment. The parties are currently in negotiations to identify a party who will arbitrate this matter.

d.	Legal Matters

On November 10, 2013, the Company was served with a lawsuit filed in the Tel Aviv District Court (Economic Department) against the Company and its directors by an individual claiming to be a holder of 150 Perion's ordinary shares. The plaintiff alleges certain flaws in the process, price and disclosure in connection with the ClientConnect acquisition. The plaintiff requested that the court certify the lawsuit as a valid class action, a declaratory judgment confirming the plaintiff's allegations and certain remuneration for the purported plaintiff, including legal fees. The Company believes that the complaint is without merit and plans to defend against it vigorously.